Cover	May 26, 2026
Entity Addresses [Line Items]
Document Type	S-1
Entity Registrant Name	Crestone Strategic Capital Acquisition Corporation
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	211 East 43rd Street
Entity Address, Address Line Two	FL 7-100
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(332)
Local Phone Number	296-0822
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002136449
Amendment Flag	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.